Concentrations (Tables)	6 Months Ended
Jun. 30, 2013
Risks And Uncertainties [Abstract]
Schedule of Revenue Derived from Customers

The Company’s revenue is derived from the following customers:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

COSCON	$74,671	$72,584	$149,268	$129,786
CSCL Asia	34,645	38,877	69,242	78,678
K-Line	18,984	18,983	37,762	37,969
HL USA	14,739	14,697	29,319	29,176
Other	24,747	22,496	47,119	45,460

	$167,786	$167,637	$332,710	$321,069